Akros Monthly Payout ETF SCHEDULE OF INVESTMENTS	August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 5.0%

COMMUNICATION SERVICES – 0.3%

Electronic Arts, Inc.	9	$1,142
Meta Platforms, Inc., Class A*	19	3,096
Take-Two Interactive Software, Inc.*	8	980
Warner Bros Discovery, Inc.*	68	900
		6,118
CONSUMER DISCRETIONARY – 1.3%

Amazon.com, Inc.*	56	7,099
Dick's Sporting Goods, Inc.	11	1,170
eBay, Inc.	24	1,059
Gap, Inc. (The)	109	996
Goodyear Tire & Rubber Co. (The)*	86	1,207
Home Depot, Inc. (The)	8	2,307
Kohl's Corp.	37	1,052
NIKE, Inc., Class B	16	1,703
Norwegian Cruise Line Holdings Ltd.*	86	1,125
Ralph Lauren Corp.	11	1,005
Tesla, Inc.*	18	4,961
Wayfair, Inc., Class A*	20	1,054
		24,738
CONSUMER STAPLES – 0.2%

Coty, Inc., Class A*	136	1,021
Procter & Gamble Co. (The)	18	2,483
		3,504
ENERGY – 0.1%

TechnipFMC PLC.*	141	1,153

HEALTH CARE – 0.5%

Amgen, Inc.	7	1,682
DaVita, Inc.*	13	1,109
Eli Lilly & Co.	7	2,109
McKesson Corp.	4	1,468
Medtronic PLC	17	1,495
Thermo Fisher Scientific, Inc.	4	2,181
		10,044
INDUSTRIALS – 0.3%

FedEx Corp.	6	1,265
General Electric Co.	19	1,395
L3Harris Technologies, Inc.	5	1,141
Lockheed Martin Corp.	4	1,681
		5,482
INFORMATION TECHNOLOGY – 2.3%

Adobe, Inc.*	5	1,867
Apple, Inc.	48	7,547
Automatic Data Processing, Inc.	6	1,466
Broadcom, Inc.	4	1,996
Cisco Systems, Inc.	42	1,878
DXC Technology Co.*	33	818
Flex Ltd.*	64	1,140
Intel Corp.	45	1,436
International Business Machines Corp.	12	1,541
Jabil, Inc.	18	1,085

	Number of Shares	Value
COMMON STOCKS (Continued)

INFORMATION TECHNOLOGY (Continued)

LAM Research Corp.	3	$1,314
Microchip Technology, Inc.	18	1,175
Microsoft Corp.	27	7,060
NCR Corp.*	32	994
NetApp, Inc.	15	1,082
Nutanix, Inc., Class A*	69	1,194
Oracle Corp.	26	1,928
Palo Alto Networks, Inc.*	3	1,670
PayPal Holdings, Inc.*	17	1,589
Salesforce, Inc.*	10	1,561
VMware, Inc., Class A	11	1,276
		41,617
TOTAL COMMON STOCKS
(Cost $90,557)		92,656

EXCHANGE-TRADED FUNDS – 94.7%

FIXED INCOME – 94.7%

Goldman Sachs Access Inflation Protected USD Bond ETF	3,507	181,091
Invesco Treasury Collateral ETF	1,480	156,148
iShares 0-3 Month Treasury Bond ETF	1,866	186,973
iShares Broad USD High Yield Corporate Bond ETF	5,098	179,246
iShares TIPS Bond ETF	353	40,210
iShares Treasury Floating Rate Bond ETF	3,705	186,991
Schwab US TIPS ETF	3,247	181,410
SPDR Bloomberg 1-3 Month T-Bill ETF	2,043	187,037
SPDR Portfolio TIPS ETF	6,568	181,014
WisdomTree Floating Rate Treasury Fund	3,718	186,830
Xtrackers USD High Yield Corporate Bond ETF	2,337	79,785
		1,746,735
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,773,381)		1,746,735

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 2.24%(a)	4,522	4,522
TOTAL SHORT TERM INVESTMENTS
(Cost $4,522)		4,522
TOTAL INVESTMENTS – 100.0%
(Cost $1,868,460)		1,843,913
Other Assets in Excess of Liabilities – 0.0%		50
TOTAL NET ASSETS – 100.0%		$1,843,963

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.